T. ROWE PRICE Global Growth Stock Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.9%
Common Stocks 0.9%
Grupo Financiero Galicia, ADR (USD)  67,800 1,964
MercadoLibre (USD) (1) 4,676 7,804
Total Argentina (Cost $5,305) 9,768
AUSTRALIA 0.3%
Common Stocks 0.3%
BHP Group  120,092 3,336
Total Australia (Cost $3,397) 3,336
BRAZIL 1.1%
Common Stocks 1.1%
B3  1,937,900 3,707
NU Holdings, Class A (USD) (1) 650,910 7,896
Total Brazil (Cost $6,818) 11,603
CANADA 1.8%
Common Stocks 1.8%
Filo (1) 78,700 1,821
National Bank of Canada  20,823 1,742
Shopify, Class A (USD) (1) 122,860 7,519
West Fraser Timber  62,795 5,568
Wheaton Precious Metals (USD)  47,000 2,809
Total Canada (Cost $15,682) 19,459
CAYMAN ISLANDS 0.6%
Convertible Preferred Stocks 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,202
(USD) (1)(2)(3) 24,387 6,693
Total Cayman Islands (Cost $1,202) 6,693
CHINA 2.2%
Common Stocks 2.2%
Alibaba Group Holding (HKD)  260,268 2,561
China Resources Mixc Lifestyle Services (HKD)  1,716,800 4,813
Kanzhun, ADR (USD)  197,410 2,681
PDD Holdings, ADR (USD) (1) 37,724 4,862

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Tencent Holdings (HKD)  191,000 8,814
Total China (Cost $25,103) 23,731
DENMARK 0.9%
Common Stocks 0.9%
Novo Nordisk, ADR (USD)  77,664 10,301
Total Denmark (Cost $7,962) 10,301
FRANCE 1.6%
Common Stocks 1.6%
Airbus  43,082 6,519
Eurofins Scientific  39,216 2,322
LVMH Moet Hennessy Louis Vuitton  1,214 856
Sartorius Stedim Biotech  16,269 3,246
Schneider Electric  18,153 4,376
Total France (Cost $14,557) 17,319
GERMANY 2.9%
Common Stocks 2.8%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(2)(3) 1,795 322
Deutsche Telekom  186,128 4,869
Hannover Rueck  15,060 3,739
Infineon Technologies  124,430 4,323
SAP  40,583 8,580
Siemens  36,354 6,656
Zalando (1) 62,418 1,599
30,088
Convertible Preferred Stocks 0.1%
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $2,668 (USD) (1)(2)(3) 7,214 1,294
1,294
Total Germany (Cost $27,085) 31,382
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  562,600 3,763
Total Hong Kong (Cost $4,151) 3,763

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
INDIA 3.8%
Common Stocks 3.8%
Astral  112,793 2,953
Axis Bank  428,457 5,985
Container Corp. of India  222,180 2,770
Godrej Consumer Products  217,884 3,757
HDFC Bank  262,439 5,072
HDFC Bank, ADR (USD)  8,720 523
Kotak Mahindra Bank  296,636 6,426
Larsen & Toubro  100,138 4,573
Reliance Industries  140,626 5,070
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(2)(3) 821 —
United Spirits  142,370 2,408
Zomato (1) 897,506 2,468
42,005
Convertible Preferred Stocks 0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,344 (1)(2)(3) 1,977 —
—
Total India (Cost $35,312) 42,005
INDONESIA 3.6%
Common Stocks 3.6%
Bank Central Asia  16,220,200 10,271
Bank Mandiri Persero  24,598,200 9,701
Cisarua Mountain Dairy  12,297,300 4,004
Mayora Indah  18,423,900 2,957
Sumber Alfaria Trijaya  71,583,900 12,508
Total Indonesia (Cost $26,554) 39,441
ITALY 0.2%
Common Stocks 0.2%
PRADA (HKD)  368,900 2,660
Total Italy (Cost $2,303) 2,660
JAPAN 3.1%
Common Stocks 3.1%
Calbee  138,800 3,186

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Daiichi Sankyo  131,000 5,335
Keyence  13,700 5,990
Mitsui  170,000 3,945
Mitsui Fudosan  183,300 1,899
Nippon Sanso Holdings  55,500 1,814
Omron  57,200 2,122
Recruit Holdings  120,500 6,910
Tokyo Seimitsu  45,200 3,116
Total Japan (Cost $24,025) 34,317
NETHERLANDS 1.5%
Common Stocks 1.5%
Adyen (1) 2,579 3,155
Argenx, ADR (USD) (1) 7,149 3,688
ASM International  1,281 881
ASML Holding (USD)  8,277 7,753
Universal Music Group  65,861 1,569
Total Netherlands (Cost $7,698) 17,046
NIGERIA 0.0%
Common Stocks 0.0%
Nestle Nigeria (1) 461,084 238
Total Nigeria (Cost $980) 238
PERU 0.5%
Common Stocks 0.5%
InRetail Peru (USD)  200,033 5,881
Total Peru (Cost $4,619) 5,881
PHILIPPINES 2.0%
Common Stocks 2.0%
Ayala  386,260 3,885
BDO Unibank  3,726,177 8,765
Jollibee Foods  372,660 1,471
SM Investments  488,976 7,621
Total Philippines (Cost $19,640) 21,742

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.8%
Common Stocks 0.8%
Galp Energia  416,130 8,750
Total Portugal (Cost $6,207) 8,750
SAUDI ARABIA 0.4%
Common Stocks 0.4%
Al Rajhi Bank  172,862 3,941
Total Saudi Arabia (Cost $3,794) 3,941
SINGAPORE 0.4%
Common Stocks 0.4%
Sea, ADR (USD) (1) 65,660 4,314
Total Singapore (Cost $1,530) 4,314
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Naspers, Class N  4,085 790
Total South Africa (Cost $571) 790
SOUTH KOREA 1.0%
Common Stocks 1.0%
LG Chem  4,071 916
Samsung Electronics  116,119 7,160
SK Hynix  22,541 3,233
Total South Korea (Cost $9,857) 11,309
SPAIN 0.2%
Common Stocks 0.2%
Amadeus IT Group  36,747 2,420
Total Spain (Cost $2,013) 2,420
SWEDEN 0.2%
Common Stocks 0.2%
Hexagon, Class B  172,548 1,757
Total Sweden (Cost $870) 1,757

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.1%
Common Stocks 0.1%
Nestle  16,853 1,707
Total Switzerland (Cost $1,853) 1,707
TAIWAN 1.4%
Common Stocks 1.4%
Taiwan Semiconductor Manufacturing  338,000 9,860
Taiwan Semiconductor Manufacturing, ADR (USD)  35,005 5,804
Total Taiwan (Cost $11,550) 15,664
UNITED KINGDOM 3.5%
Common Stocks 3.2%
Anglo American  39,038 1,183
AstraZeneca, ADR (USD)  134,742 10,665
Endava, ADR (USD) (1) 88,855 2,831
Experian  99,863 4,712
London Stock Exchange Group  40,852 4,973
Rentokil Initial  447,720 2,734
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(2)(3) 100,647 976
Unilever, ADR (USD)  117,072 7,188
35,262
Convertible Preferred Stocks 0.3%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22, Cost $2,406
(USD) (1)(2)(3) 168,674 1,636
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523 (1)(2)(3) 77,036 1,202
2,838
Total United Kingdom (Cost $32,507) 38,100
UNITED STATES 60.9%
Common Stocks 57.4%
Advanced Micro Devices (1) 38,416 5,550
Airbnb, Class A (1) 14,400 2,010
Alphabet, Class C  141,672 24,530
Amazon.com (1) 184,717 34,538
American International Group  70,307 5,570
Amphenol, Class A  123,492 7,936
Apollo Global Management  33,656 4,217

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Apple  222,897 49,501
Ares Management, Class A  31,779 4,869
Atlassian, Class A (1) 11,368 2,007
AvalonBay Communities, REIT  2,056 421
Bank of America  132,306 5,333
Booz Allen Hamilton Holding  22,516 3,227
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134 (1)
(2)(3) 1,839 1,962
CF Industries Holdings  47,335 3,616
Charles Schwab  125,494 8,181
Chubb  24,403 6,727
Cigna Group  23,921 8,340
Citigroup  150,117 9,740
Colgate-Palmolive  39,434 3,911
ConocoPhillips  70,970 7,892
Constellation Energy  25,747 4,887
Coupang (1) 117,298 2,434
CSX  150,479 5,282
Danaher  22,365 6,197
Elevance Health  6,610 3,517
Eli Lilly  22,779 18,320
EOG Resources  39,638 5,026
Epic Games, Acquisition Date: 6/18/20, Cost $3,100 (1)(2)(3) 5,386 3,249
EQT  238,909 8,245
FedEx  9,030 2,729
Fifth Third Bancorp  151,866 6,430
Fiserv (1) 68,048 11,131
Freeport-McMoRan  124,079 5,634
General Electric  44,358 7,550
Hubbell  12,682 5,018
HubSpot (1) 9,895 4,918
Huntington Bancshares  383,214 5,729
IDEX  7,074 1,475
Intuit  3,411 2,208
Intuitive Surgical (1) 22,085 9,819
JPMorgan Chase  15,684 3,338
Kenvue  101,684 1,880
KKR  45,853 5,661
Las Vegas Sands  25,265 1,002
Linde  24,755 11,226
LPL Financial Holdings  5,724 1,268
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153 (1)(2)(3) 2,372 —
Marriott International, Class A  8,400 1,909

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Marsh & McLennan  25,944 5,774
Martin Marietta Materials  3,100 1,839
Mastercard, Class A  19,263 8,932
McKesson  16,454 10,152
Meta Platforms, Class A  42,165 20,021
MetLife  61,364 4,716
Microsoft  109,596 45,849
MongoDB (1) 5,770 1,456
Netflix (1) 12,752 8,013
NVIDIA  377,310 44,153
Old Dominion Freight Line  21,028 4,420
Pinterest, Class A (1) 42,900 1,371
Procter & Gamble  46,639 7,498
Reliance  7,800 2,376
Rivian Automotive, Class A (1)(4) 79,694 1,308
Roper Technologies  34,742 18,926
Salesforce  20,794 5,381
Samsara, Class A (1) 122,200 4,678
Schlumberger  115,981 5,601
ServiceNow (1) 8,106 6,601
Steel Dynamics  28,912 3,852
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859 (1)(2)(3) 32,874 855
Stryker  30,706 10,055
Synopsys (1) 13,142 7,337
Targa Resources  25,000 3,382
Teledyne Technologies (1) 9,544 4,026
Tesla (1) 19,158 4,446
Thermo Fisher Scientific  10,203 6,258
Tradeweb Markets, Class A  48,906 5,462
Uber Technologies (1) 58,462 3,769
UnitedHealth Group  9,433 5,435
Veeva Systems, Class A (1) 3,676 705
Vertex Pharmaceuticals (1) 6,749 3,346
Vertiv Holdings, Class A  11,100 874
Walmart  94,623 6,495
Waste Connections  34,091 6,060
Workday, Class A (1) 10,733 2,438
Zoetis  7,499 1,350
631,370
Convertible Preferred Stocks 3.5%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150 (1)(2)(3) 88 94

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (1)(2)(3) 10 11
Databricks, Series H, Acquisition Date: 8/31/21, Cost $1,107 (1)
(2)(3) 15,066 1,316
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(2)(3) 344,903 3,383
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(2)(3) 137,791 3,614
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(2)(3) 79,700 1,811
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(2)(3) 12,400 282
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(2)(3) 84,400 4,348
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $1,880 (1)(2)(3) 39,374 2,029
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863 (1)(2)(3) 621,837 10,459
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)(2)
(3) 20,496 401
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $1,562 (1)
(2)(3) 7,659 8,578
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)
(2)(3) 30,126 1,859
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)
(2)(3) 2,283 141
38,326
Total United States (Cost $402,143) 669,696
VIETNAM 3.4%
Common Stocks 3.4%
Asia Commercial Bank  8,469,865 8,660
Bank for Foreign Trade of Vietnam (1) 716,400 2,532
FPT  1,854,997 9,469
Masan Group (1) 458,670 1,349
Military Commercial Joint Stock Bank  8,582,959 8,894
Phu Nhuan Jewelry  964,300 3,855
Vietnam Technological & Commercial Joint Stock Bank  2,408,300 2,220
Total Vietnam (Cost $26,928) 36,979
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.36% (5)(6) 6,171,041 6,171
Total Short-Term Investments (Cost $6,171) 6,171

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.36% (5)(6) 264,025 264
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 264
Total Securities Lending Collateral (Cost $264) 264
Total Investments in Securities  100.3%
(Cost $738,651) $ 1,102,547
Other Assets Less Liabilities (0.3)% (3,725)
Net Assets 100.0% $ 1,098,822
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $56,515 and represents 5.1% of net assets.
(4) All or a portion of this security is on loan at July 31, 2024.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 76++
Totals $ —# $ — $ 76+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 21,452  ¤  ¤ $ 6,435
Total $ 6,435^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $76 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,435.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Growth Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2024, totaled $551,000 for the period ended July 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 713,906 $ 325,691 $ 7,364 $ 1,046,961
Convertible Preferred Stocks — — 49,151 49,151
Short-Term Investments 6,171 — — 6,171
Securities Lending Collateral 264 — — 264
Total $ 720,341 $ 325,691 $ 56,515 $ 1,102,547
($000s)
Beginning
Balance
10/31/23
Gain
(Loss)
During
Period
Total
Sales
Ending
Balance
7/31/24
Investment in Securities
Common Stocks $ 10,547 $ (1,728) $ (1,455) $ 7,364
Convertible Preferred Stocks 47,982 3,554 (2,385) 49,151
Total $ 58,529 $ 1,826 $ (3,840) $ 56,515

T. ROWE PRICE Global Growth Stock Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 7,364 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
5.6x
- 6.4x
6.0x Increase
Projected
enterprise
value to sales
multiple
9.6x
- 14.0x
13.2x Increase
Sales growth
rate
15%
- 17%
16% Increase
Enterprise
value to gross
profit multiple
7.9x
- 9.0x
8.5x Increase
Projected
enterprise
value to gross
profit multiple
11.9x
- 17.4x
16.3x Increase
Gross profit
growth rate
18%
- 19%
18% Increase
Premium
to public
company
multiples
48%
- 49%
49% Increase
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE Global Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 49,151 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
-# -# -#
Market
comparable
Enterprise
value to gross
profit multiple
5.0x
- 20.1x
10.4x Increase
Projected
enterprise
value to gross
profit multiple
11.9x
- 21.0x
19.8x Increase
Gross profit
growth rate
13%
- 55%
26% Increase
Enterprise
value to sales
multiple
1.9x
- 15.4x
4.9x Increase
Projected
enterprise
value to sales
multiple
2.6x
- 15.5x
10.2x Increase
Sales growth
rate
17%
- 55%
28% Increase
Enterprise
value to gross
merchandise
value
0.5x
- 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
13% 13% Increase

T. ROWE PRICE Global Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
14.5x
- 23.1x
18.8x Increase
Projected
enterprise
value to
EBITDA
multiple
9.6x
- 25.0x
18.8x Increase
EBITDA growth
rate
68% 68% Increase
Enterprise
value to EBIT
multiple
8.4x
- 11.0x
10.1x Increase
EBIT growth
rate
26% 26% Increase
Premium
to public
company
multiples
15%
- 49%
29% Increase
Discount
to public
company
multiples
25% 25% Decrease
Discount rate
for cost of
capital
25%
- 30%
26% Decrease
Discount for
uncertainty
10%
- 100%
35% Decrease

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F174-054Q3 07/24
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease